S-K 1604(c) De-SPAC Dilution	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares shares
No Redemption Scenario [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
De-SPAC, Net Tangible Book Value, Adjusted	$ 830,304,896
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	50,475,089
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 8.94
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	1.06
Mid-Point Contractual Redemption Scenario [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
De-SPAC, Net Tangible Book Value, Adjusted	$ 986,162,947
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	35,445,383
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 8.33
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	1.67
Maximum Contractual Redemption Scenario [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
De-SPAC, Net Tangible Book Value, Adjusted	$ 1,142,021,000
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	20,415,676
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 6.83
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 3.17
EQV public shareholders [Member] | No Redemption Scenario [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	35,000,000
EQV public shareholders [Member] | Mid-Point Contractual Redemption Scenario [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	19,970,294
EQV public shareholders [Member] | Maximum Contractual Redemption Scenario [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	4,940,587
Sponsor [Member] | No Redemption Scenario [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	6,159,872
Sponsor [Member] | Mid-Point Contractual Redemption Scenario [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	6,159,872
Sponsor [Member] | Maximum Contractual Redemption Scenario [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	6,159,872
PIPE Investors [Member] | No Redemption Scenario [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	9,315,217
PIPE Investors [Member] | Mid-Point Contractual Redemption Scenario [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	9,315,217
PIPE Investors [Member] | Maximum Contractual Redemption Scenario [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	9,315,217
EQV’s net tangible book value [Member] | No Redemption Scenario [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	$ 349,798,312
EQV’s net tangible book value [Member] | Mid-Point Contractual Redemption Scenario [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	349,798,312
EQV’s net tangible book value [Member] | Maximum Contractual Redemption Scenario [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	349,798,312
Anticipated transaction expenses to be incurred by EQV [Member] | No Redemption Scenario [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(22,500,000)
Anticipated transaction expenses to be incurred by EQV [Member] | Mid-Point Contractual Redemption Scenario [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(22,500,000)
Anticipated transaction expenses to be incurred by EQV [Member] | Maximum Contractual Redemption Scenario [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(22,500,000)
Anticipated PIPE Financing proceeds [Member] | No Redemption Scenario [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	87,500,000
Anticipated PIPE Financing proceeds [Member] | Mid-Point Contractual Redemption Scenario [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	87,500,000
Anticipated PIPE Financing proceeds [Member] | Maximum Contractual Redemption Scenario [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	87,500,000
Anticipated Preferred Financing proceeds [Member] | No Redemption Scenario [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	123,750,000
Anticipated Preferred Financing proceeds [Member] | Mid-Point Contractual Redemption Scenario [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	123,750,000
Anticipated Preferred Financing proceeds [Member] | Maximum Contractual Redemption Scenario [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	123,750,000
Redemptions from Trust Account [Member] | No Redemption Scenario [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted
Redemptions from Trust Account [Member] | Mid-Point Contractual Redemption Scenario [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	155,858,051
Redemptions from Trust Account [Member] | Maximum Contractual Redemption Scenario [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	$ 311,716,113